Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Oct. 12, 2023	Oct. 09, 2023	Mar. 31, 2025	Mar. 31, 2024
Common Stock [Line Items]
Ordinary shares (in Shares)		3,050,000
Shares priced (in Dollars per share)	$ 4
Net proceeds	$ 9,473			$ 9,473
Common stock, shares issued (in Shares)			38,417,987	35,550,000
Shares value			$ 23,961	$ 22,193
Stock-based compensation expense			$ 1,768
Board of Directors [Member]
Common Stock [Line Items]
Common stock, per share (in Dollars per share)			$ 0.79
Common stock, shares issued (in Shares)			75,951
Shares value			$ 60
Common Stock [Member]
Common Stock [Line Items]
Ordinary shares (in Shares)			2,500,000
Common stock, per share (in Dollars per share)			$ 0.6
Aggregate fair value			$ 1,500
Employee of Subsidiaries [Member]
Common Stock [Line Items]
Common stock, per share (in Dollars per share)			$ 0.71
Common stock, shares issued (in Shares)			292,036
Shares value			$ 207
Employee of Subsidiaries [Member] | Primech AI Pte. Ltd[Member]
Common Stock [Line Items]
Shareholders percentage			49.00%